Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income from Continuing Operations before Income Taxes

Income from continuing operations before income taxes is comprised of the following:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Domestic	$149,417	$138,410	$91,968
Foreign	19,955	28,013	22,547

Income from continuing operations before income taxes	$169,372	$166,423	$114,515

Component of Income Tax Expense

Income tax expense consists of the following components:

	Year Ended December 31
	2012(1)	2011(2)	2010(3)
	(In thousands)
Current income taxes:
Federal	$45,121	$15,737	$20,859
State	8,581	5,411	1,185
Foreign	2,394	430	1,832

Total current income tax expense	56,096	21,578	23,876

Deferred income taxes:
Federal	3,454	28,954	10,545
State	(636)	2,551	(2,709)
Foreign	(2,056)	(994)	1,447

Total deferred income tax expense	762	30,511	9,283

Total income tax expense	$56,858	$52,089	$33,159

(1)	Excludes $0.1 million in income tax expense related to discontinued operations.
(2)	Excludes $5.5 million in income tax benefit related to discontinued operations.
(3)	Excludes $10.2 million in income tax benefit related to discontinued operations.

Reconciliation of Income Taxes

The following is a reconciliation of income tax expense computed at the U.S. federal statutory tax rate to income tax expense reported in our consolidated statements of operations:

	Year ended December 31,
	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
	(In thousands, except percentages)
Tax expense at statutory rate of 35%	$59,280	35.0%	$58,248	35.0%	$40,080	35.0%
State income taxes	6,757	4.0%	5,809	3.5%	3,857	3.4%
Foreign taxes versus U.S. statutory rate	(6,008)	(3.5)%	(7,710)	(4.6)%	(4,272)	(3.7)%
Transaction costs	4,489	2.7%	—	0.0%	—	0.0%
U.S. manufacturing deduction	(3,603)	(2.1)%	(1,082)	(0.7)%	(942)	(0.8)%
Audit settlements and statute of limitation lapses	(1,419)	(0.8)%	(3,413)	(2.1)%	(2,885)	(2.5)%
Deferred tax rate adjustments	(1,942)	(1.1)%	(234)	(0.1)%	(2,902)	(2.5)%
Other	(696)	(0.6)%	471	0.3%	223	0.1%

Total	$56,858	33.6%	$52,089	31.3%	$33,159	29.0%

Deferred Income Tax Assets (Liabilities)

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2012(1)	2011(2)
	(In thousands)
Deferred income tax assets:
Derivative instruments	$24,861	$—
Accrued liabilities	6,844	4,754
Share-based compensation	6,578	8,876
Net operating loss carryforwards	5,459	4,804
Inventories	4,140	3,810
Receivables	3,303	3,549
Other	1,574	2,212
Valuation allowances	(524)	(528)

	52,235	27,477

Deferred income tax liabilities:
Intangible assets	(139,062)	(162,294)
Property, plant and equipment	(110,414)	(108,868)

	(249,476)	(271,162)

Net deferred income tax liability	$(197,241)	$(243,685)

(1)	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
(2)	Includes $1.9 million of deferred tax assets related to uncertain tax positions.

Net Deferred Income Tax Assets (Liabilities) Classified in Consolidated Balance Sheets

The net deferred income tax assets (liabilities) shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2012	2011
	(In thousands)
Current assets	$21,044	$10,621
Noncurrent liabilities	(218,285)	(254,306)

Total	$(197,241)	$(243,685)

Reconciliation of Gross Unrecognized Tax Benefits

The following is a reconciliation of gross unrecognized tax benefits, including interest, recorded in our consolidated balance sheets:

	2012	2011	2010
	(In thousands)
Balance at January 1	$12,573	$39,862	$44,563
Increases in tax positions for current year	20	772	173
Increases in tax positions for prior years	459	1,086	885
Decreases in tax positions for prior years	(608)	(28,451)	(5,331)
Settlement of tax matters	(834)	(696)	(428)
Lapse of applicable statutes of limitations	(1,177)	—	—

Balance at December 31	$10,433	$12,573	$39,862

Unrecognized Tax Benefits Classified in Consolidated Balance Sheets

The unrecognized tax benefits shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2012	2011
	(In thousands)
Accrued expenses	$360	$943
Other long-term liabilities	10,073	11,630

Total	$10,433	$12,573